Related Party Transactions - Schedule of Due to a Related Party (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties, current		$ 1,163,916	$ 13,012
Interest payable [Member] | Wenquan Zhu [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties, current		31,864	13,012
Loans [Member] | Wenquan Zhu [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties, current	[1]	1,132,052
Amount due to related parties, non-current	[2]	$ 2,501,381	$ 2,360,147

[1]

On December 20, 2024, Mr. Wenquan Zhu extended a loan in the amount of $600,000 to DSY HK for the purpose of enabling DSY HK to invest in DSY Guangdong in connection with an increase in the registered capital of DSY Guangdong Dashuyun.

Except for the loan above, the Group borrowed 1-year loans from Mr. Wenquan Zhu from August to December 2024 in a total amount of HKD4,013,184 (approximately $516,650) with an annual interest rate of 12% and no collateral.

[2]

On May 10, 2024, the Group borrowed a 3-year long-term loan from Mr. Wenquan Zhu, for a total of RMB13,000,000 (approximately $1,780,993) with an annual interest rate of 6.2% and no collateral, and additional 3-year long-term loans from Mr. Wenquan Zhu for a total of RMB9,500,000 (approximately $1,301,495) with the same terms from July to August, 2024. The Group has repaid in advance of RMB8,500,000 (approximately $1,164,495) as of June 30, 2024.

On November 5, 2023, Mr. Wenquan Zhu lent unsecured, interest-free loans with a 3-year term of $630,000 to the Group for the payment of promissory notes that Plutonian issued to the Group.